Employee benefits	12 Months Ended
Mar. 31, 2025
Text block 1 [Abstract]
Employee benefits
23. Employee benefits
(1) Overview of post-employment benefit Plans
Upon terminations of employment, employees of TMC and subsidiaries in Japan are entitled, under the retirement plans of each company, to lump-sum
indemnities or pension payments, based on current rates of pay and lengths of service or the number of “points” mainly determined by those. Under normal circumstances, the minimum payment prior to retirement age is an amount based on voluntary retirement. Employees receive additional benefits on involuntary retirement, including retirement at the age limit.
Effective October 1, 2004, TMC amended its retirement plan to introduce a “point” based retirement benefit plan. Under the new plan, employees are entitled to lump-sum
or pension payments determined based on accumulated “points” vested in each year of service.
There are three types of “points” that vest in each year of service consisting of “service period points” which are attributed to the length of service, “job title points” which are attributed to the job title of each employee, and “performance points” which are attributed to the annual performance evaluation of each employee. Under normal circumstances, the minimum payment prior to retirement age is an amount reflecting an adjustment rate applied to represent voluntary retirement. Employees receive additional benefits upon involuntary retirement, including retirement at the age limit.
Effective October 1, 2005, TMC partly amended its retirement plan and introduced the quasi cash-balance plan under which benefits are determined based on the variable-interest crediting rate rather than the fixed-interest crediting rate as was in the pre-amended
plan.
TMC and most subsidiaries in Japan have contributory funded defined benefit pension plans, which are pursuant to the Corporate Defined Benefit Pension Plan Law (CDBPPL). The contributions to the plans are funded with several financial institutions in accordance with the applicable laws and regulations. These pension plan assets consist principally of common stocks, government bonds and insurance contracts.
Most foreign subsidiaries have pension plans or severance indemnity plans covering substantially all of their employees under which the cost of benefits are currently invested or accrued. The benefits for these plans are based primarily on lengths of service and current rates of pay.
These post-employment benefit plans are exposed to general investment risk, interest rate risk and inflation risk.

Pension costs and defined benefit obligations are dependent on assumptions used in calculating such amounts. These assumptions include discount rates, retirement rate, salary increase rate, mortality rates and other factors. While management believes that the assumptions used are appropriate, differences in actual experience or changes in assumptions may affect Toyota’s pension costs and obligations.
The most critical assumption impacting the calculation of pension costs and defined benefit obligations is the discount rates. Toyota determines the discount rates mainly based on the rates of high quality fixed income bonds currently available and expected to be available during the period to maturity of the defined benefit pension plans.
Toyota uses a March 31 measurement date for its post-employment benefit plans.
(2) Defined benefit obligations and plan assets
The changes in present value of defined benefit obligations and fair value of plan assets are as follows:

	Yen in millions
	For the years ended March 31,
	2024		2025
	Japanese plans	Foreign plans	Japanese plans	Foreign plans

Present value of defined benefit obligations:
Benefit obligations at beginning of year	1,964,655	1,423,263	1,898,339	1,651,016
Current service cost	80,133	45,581	76,758	49,225
Interest cost	21,666	73,014	26,290	81,411
Remeasurements:
Changes in demographic assumptions	850	1,337	(3,635)	68
Changes in financial assumptions	(74,816)	(16,818)	(181,128)	(48,712)
Other	(2,926)	2,222	(385)	(15,579)
Past service cost	418	(18)	(184)	(3,027)
Plan participants’ contributions	1,143	3,835	1,065	4,355
Benefits paid	(90,283)	(64,789)	(86,871)	(76,204)
Effect of changes in exchange rates and other	(2,501)	183,389	(696)	(20,499)

Benefit obligations at end of year	1,898,339	1,651,016	1,729,554	1,622,053

Fair value of plan assets:
Plan assets at beginning of year	1,840,586	1,109,394	2,128,476	1,284,918
Interest income	21,377	73,033	29,462	57,149
Remeasurement
Actual return on plan assets, excluding interest income	266,101	(30,407)	(66,135)	(33,874)
Employer contributions	47,459	18,252	35,669	19,016
Plan participants’ contributions	1,143	3,835	1,065	4,355
Benefits paid	(47,610)	(34,845)	(47,528)	(42,023)
Effect of changes in exchange rates and other	(579)	145,656	—	(18,305)

Plan assets at end of year	2,128,476	1,284,918	2,081,009	1,271,236

The impact of minimum funding requirement and asset ceiling	268,228	—	572,107	—

Net defined benefit liability (asset)	38,092	366,098	220,652	350,817

The funded defined benefit obligations and the unfunded defined benefit obligations are as follows:

	Yen in millions
	March 31,
	2024		2025
	Japanese plans	Foreign plans	Japanese plans	Foreign plans

Funded defined benefit obligations	1,415,507	1,250,773	1,265,948	1,225,195
Plan assets	(2,128,476)	(1,284,918)	(2,081,009)	(1,271,236)
The impact of minimum funding requirement and asset ceiling	268,228	—	572,107	—

Subtotal	(444,741)	(34,145)	(242,954)	(46,040)

Unfunded defined benefit obligations	482,833	400,243	463,606	396,857

Total	38,092	366,098	220,652	350,817

The net defined benefit liability (asset) recognized in the consolidated statement of financial position are comprised of the following:

	Yen in millions
	March 31,
	2024		2025
	Japanese plans	Foreign plans	Japanese plans	Foreign plans

Retirement benefit liabilities	597,641	480,320	562,375	457,193
Other non-current assets (Retirement benefit assets)	(559,550)	(114,222)	(341,723)	(106,376)

Net amount recognized	38,092	366,098	220,652	350,817

The weighted average duration of defined benefit obligations are as follows:

	March 31,
	2024		2025
	Japanese plans	Foreign plans	Japanese plans	Foreign plans

Weighted average duration of defined benefit obligations	17.1years	13.7years	16.9years	13.1years
(3) The major items of actuarial assumption
The weighted-average discount rates used to determine the present value of defined benefit obligations are as follows:

	March 31,
	2024		2025
	Japanese plans	Foreign plans	Japanese plans	Foreign plans

Discount rate	1.4%	5.2%	2.2%	5.4%

(4) Fair value of plan assets
Toyota’s policy and objective for plan asset management is to maximize returns on plan assets to meet future benefit payment requirements under risks which Toyota considers permissible. Asset allocations under the plan asset management are determined based on plan asset management policies of each plan which are established to achieve the optimized asset compositions in terms of the long-term overall plan asset management. When actual allocations are not in line with target allocations, Toyota rebalances its investments in accordance with the policies. Prior to making individual investments, Toyota performs in-depth
assessments of corresponding factors including category of products, industry type, currencies and liquidity of each potential investment under consideration to mitigate concentrations of risks such as market risk and foreign currency exchange rate risk. To assess performance of the investments, Toyota establishes benchmark return rates for each individual investment, combines these individual benchmark rates based on the asset composition ratios within each asset category, and compares the combined rates with the corresponding actual return rates on each asset category.
The following table summarizes the fair value of classes of plan assets.

	Yen in millions
	March 31, 2024
	Japanese plans			Foreign plans
	Quoted prices in active markets		Total	Quoted prices in active markets		Total
	Available	Not available		Available	Not available
Stocks	604,210	—	604,210	151,669	—	151,669
Government bonds	135,912	3	135,915	278,982	—	278,982
Bonds (other)	—	92,568	92,568	—	271,917	271,917
Commingled funds	—	521,388	521,388	—	399,742	399,742
Insurance contracts	—	236,216	236,216	—	—	—
Other	288,891	249,288	538,180	17,899	164,708	182,607

Total	1,029,013	1,099,463	2,128,476	448,550	836,367	1,284,918

	Yen in millions
	March 31, 2025
	Japanese plans			Foreign plans
	Quoted prices in active markets		Total	Quoted prices in active markets		Total
	Available	Not available		Available	Not available
Stocks . . . . . . . . . . . . . . . . . . . . . .	375,443	—	375,443	128,908	—	128,908
Government bonds . . . . . . . . . . . .	239,849	—	239,849	301,955	—	301,955
Bonds (other) . . . . . . . . . . . . . . . .	2,177	77,768	79,944	—	246,851	246,851
Commingled funds . . . . . . . . . . . .	—	500,917	500,917	—	398,380	398,380
Insurance contracts . . . . . . . . . . . .	—	224,694	224,694	—	—	—
Other . . . . . . . . . . . . . . . . . . . . . . .	400,852	259,310	660,162	44,066	151,076	195,142

Total . . . . . . . . . . . . . . . . . . .	1,018,321	1,062,688	2,081,009	474,929	796,306	1,271,236

“Other” consists of cash equivalents, other private placement investment funds and other assets.

(5) The impact of minimum funding requirement and asset ceiling
The impact of minimum funding requirement and asset ceiling is as follows:

	Yen in millions
	For the years ended March 31,
	2024		2025
	Japanese plans	Foreign plans	Japanese plans	Foreign plans
Beginning balance of the fiscal year	—	—	268,228	—
Interest income	—	—	4,694	—
Remeasurements:
Change in asset ceiling excluding interest income	268,228	—	299,185	—
Translation adjustments	—	—	—	—

Ending balance of the fiscal year	268,228	—	572,107	—

(6) The sensitivity analysis
The following table illustrates the effects on defined benefit obligations of the change in weighted-average discount rates, assuming all other assumptions are consistent.

	Yen in millions
	March 31,
	2024		2025
	Japanese plans	Foreign plans	Japanese plans	Foreign plans
0.5% decrease	144,307	119,443	119,138	113,268
0.5% increase	(118,737)	(113,734)	(103,296)	(110,060)
(7) Impact on future cash flow
Contributions to plan assets by TMC and some of its consolidated subsidiaries are determined by various factors such as employee salary levels and years of service, funded status of plan assets, and actuarial calculations. In addition, according to the rules of the defined benefit corporate pension law, the corporate pension fund system recalculates the amount of the balance every five years with the end date of the reporting period as the base date so that financial balance can be maintained in the future. TMC and some of its consolidated subsidiaries may make a necessary contribution if the reserve amount is below the minimum reserve amount.
In the following year (the year ending March 31, 2026), Toyota expects to contribute
¥33,651
million for Japanese plans and
¥16,454
million for foreign plans to the post-employment benefit plans.

(8) Benefit obligations for
non-retirement
pension for retirees and benefit obligations for absentee
Toyota’s U.S. subsidiaries provide certain health care and life insurance benefits to eligible retired employees. In addition, Toyota provides benefits to certain former or inactive employees after employment, but before retirement. These benefits are provided through various insurance companies, health care providers and others. The costs of these benefits are recognized over the period the employee provides credited service to Toyota. Toyota’s obligations under these arrangements are not material.
(9) Payroll expenses
Payroll expenses included in “Cost of products sold” and “Selling, general and administrative” in the consolidated statement of income (including expenses for post-employment benefit plans) for the years ended March 31, 2023, 2024 and 2025 are ¥3,985,518 million, ¥4,385,112 million and ¥4,794,497 million, respectively.